Vessel Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Vessel Revenues [Abstract]
Vessel Revenues
The following table includes the voyage revenues earned by the Company by type of contract (time charters, voyage charters and pool agreements) for the period ended December 31, 2021 and the years ended December 31, 2022, and December 31, 2023, as presented in the accompanying consolidated statements of comprehensive (loss)/income:

	Period ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2022	2023
Time charter revenues	9,115,257	13,656,027	12,148,571
Voyage charter revenues	15,002,012	51,805,097	3,806,244
Pool revenues	5,146,999	46,424,741	62,513,759
Total Vessel Revenues	$29,264,268	$111,885,865	$78,468,574